Commitments and Contingencies - Additional Information (Detail) $ in Thousands	Aug. 02, 2015 USD ($) Lease_Agreement	Feb. 01, 2015 USD ($)
Operating Leased Assets [Line Items]
Number of additional lease agreements signed | Lease_Agreement	12
Operating leases future minimum payments due	$ 732,126	$ 662,060
Springfield (Greater DC), Virginia [Member] | Twelve Lease Agreements [Member]
Operating Leased Assets [Line Items]
Operating leases future minimum payments due	$ 27,465